SCHEDULE OF LAND USE RIGHTS NET (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Land Use Rights Net
Land use right	$ 149,678	$ 153,204
Less: accumulated amortization	(27,982)	(27,055)
Land use right, net	$ 121,696	$ 126,149